Income taxes - Disclosure of reconciliation of the Canadian statutory income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Statutory income tax rate	26.50%	26.50%
Income tax recovery based on statutory income tax rate	$ (11,239)	$ (8,293)
Investment tax credits	(677)	(650)
Share-based compensation and other	1,736	(121)
Change in unrecognized tax assets	10,208	9,071
Income tax expense	$ 28	$ 7